Cover	Jan. 27, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 27, 2022
Entity File Number	001-40495
Entity Registrant Name	Angel Oak Mortgage, Inc.
Entity Central Index Key	0001766478
Entity Tax Identification Number	37-1892154
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	3344 Peachtree Road Northeast
Entity Address, Address Line Two	Suite 1725
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30326
City Area Code	404
Local Phone Number	953-4900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value per share
Trading Symbol	AOMR
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true